SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

June 30, 2023 (Unaudited)

Shares		Value

Common Stocks — 91.17%
Consumer Discretionary — 10.71%
54,667	Delta Apparel, Inc.*	$572,910
132,810	Destination XL Group, Inc.*	650,769
9,800	Genesco, Inc.*	245,392
41,300	G-III Apparel Group Ltd.*	795,851
2,600	Group 1 Automotive, Inc.	671,060
32,880	Lazydays Holdings, Inc.*	380,093
16,464	Malibu Boats, Inc., Class A*	965,778
7,600	Oxford Industries, Inc.	747,992
16,613	Patrick Industries, Inc.	1,329,040
16,400	Steven Madden Ltd.	536,116

		6,895,001

Consumer Staples — 3.10%
7,380	John B Sanfilippo & Son, Inc.	865,453
10,630	MGP Ingredients, Inc.	1,129,756

		1,995,209

Energy — 7.27%
26,200	Delek US Holdings, Inc.	627,490
69,000	Magnolia Oil & Gas Corp., Class A	1,442,100
40,640	Par Pacific Holdings, Inc.*	1,081,430
21,500	PDC Energy, Inc.	1,529,510

		4,680,530

Financials — 11.67%
10,400	AMERISAFE, Inc.	554,528
34,300	Banc of California, Inc.	397,194
6,000	Cambridge Bancorp	325,860
63,098	Compass Diversified Holdings	1,368,596
21,070	First Bancorp/Southern Pines, NC	626,832
13,250	German American Bancorp, Inc.	360,135
31,466	Mercantile Bank Corp.	869,091
11,230	Northrim BanCorp, Inc.	441,676
12,380	Preferred Bank/Los Angeles, CA	680,776
23,100	Silvercrest Asset Management Group, Inc., Class A	467,775
12,680	Southern First Bancshares, Inc.*	313,830
33,102	Stellar Bancorp, Inc.	757,705
7,740	Stock Yards Bancorp, Inc.	351,164

		7,515,162

Health Care — 9.79%
31,900	Apollo Medical Holdings, Inc.*	1,008,040
46,010	Inotiv, Inc.*	219,468
26,230	Lantheus Holdings, Inc.*	2,201,222
22,000	Maravai LifeSciences Holdings, Inc., Class A*	273,460

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value

34,840	Surmodics, Inc.*	$1,090,840
7,800	UFP Technologies, Inc.*	1,512,030

		6,305,060

Industrials — 21.63%
111,210	ACCO Brands Corp.	579,404
42,455	Allied Motion Technologies, Inc.	1,695,653
13,930	Barrett Business Services, Inc.	1,214,696
6,830	Bowman Consulting Group Ltd.*	217,740
9,258	Casella Waste Systems, Inc., Class A*	837,386
21,780	CBIZ, Inc.*	1,160,438
34,010	Columbus McKinnon Corp.	1,382,507
21,100	Douglas Dynamics, Inc.	630,468
43,988	Ducommun, Inc.*	1,916,557
24,766	Greenbrier Cos., Inc. (The)	1,067,415
52,433	Insteel Industries, Inc.	1,631,715
26,480	Northwest Pipe Co.*	800,755
5,600	Standex International Corp.	792,232

		13,926,966

Information Technology — 18.52%
93,670	AXT, Inc.*	322,225
29,600	Cohu, Inc.*	1,230,176
35,100	Model N, Inc.*	1,241,136
39,130	Napco Security Technologies, Inc.	1,355,855
5,753	Novanta, Inc.*	1,059,127
14,890	Onto Innovation, Inc.*	1,734,238
13,862	PC Connection, Inc.	625,176
30,726	Sapiens International Corp. NV	817,312
10,770	Super Micro Computer, Inc.*	2,684,422
23,015	Vishay Precision Group, Inc.*	855,007

		11,924,674

Materials — 4.73%
79,479	FutureFuel Corp.	703,389
30,337	Koppers Holdings, Inc.	1,034,492
11,470	Materion Corp.	1,309,874

		3,047,755

Real Estate — 2.93%
112,910	Braemar Hotels & Resorts, Inc., REIT	453,898
60,100	Chatham Lodging Trust, REIT	562,536
12,600	Community Healthcare Trust, Inc., REIT	416,052
28,370	UMH Properties, Inc., REIT	453,353

		1,885,839

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value

Utilities — 0.82%
10,410	Unitil Corp.	$527,891

Total Common Stocks (Cost $37,266,819)		58,704,087

Exchange Traded Funds — 5.40%
11,210	iShares Biotechnology ETF	1,423,222
5,920	iShares Russell Microcap Index Fund	647,056
16,880	SPDR S&P Biotech ETF	1,404,416

Total Exchange Traded Funds (Cost $3,595,318)		3,474,694

Investment Company — 3.58%
2,306,226	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	2,306,226

Total Investment Company (Cost $2,306,226)		2,306,226

Total Investments (Cost $43,168,363) — 100.15%		$64,485,007
Liabilities in excess of other assets — (0.15)%		(95,748)

NET ASSETS — 100.00%		$64,389,259

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

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